Document And Entity Information - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jul. 27, 2016	Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Protagenic Therapeutics, Inc.\new
Entity Central Index Key	0001022899
Trading Symbol	atrn
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		10,433,396
Entity Public Float			$ 0.8
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	false